400 Howard Street P.O.Box 7101 San Francisco, CA 94105 Tel +1 415 670 7987 Fax +1 415 618 5462 Edward.Baer@blackrock.com

July 23, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 1, 2013 to the prospectuses for the funds listed in Appendix A. The purpose of this filing is to submit the 497 dated July 1, 2013 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.

Appendix A

iShares 0-5 Year TIPS Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares Aaa - A Rated Corporate Bond ETF

iShares B - Ca Rated Corporate Bond ETF

iShares Baa - Ba Rated Corporate Bond ETF

iShares CMBS ETF

iShares Core Short-Term U.S. Bond ETF

iShares Financials Bond ETF

iShares Floating Rate Bond ETF

iShares Global Inflation-Linked Bond ETF

iShares GNMA Bond ETF

iShares Industrials Bond ETF

iShares International Inflation-Linked Bond ETF

iShares International Treasury Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares TIPS Bond ETF

iShares U.S. Treasury Bond ETF

iShares Utilities Bond ETF

iSharesBond 2016 Corporate ex-Financials Term ETF

iSharesBond 2016 Corporate Term ETF

iSharesBond 2018 Corporate ex-Financials Term ETF

iSharesBond 2018 Corporate Term ETF

iSharesBond 2020 Corporate ex-Financials Term ETF

iSharesBond 2020 Corporate Term ETF

iSharesBond 2023 Corporate ex-Financials Term ETF

iSharesBond 2023 Corporate Term ETF